Hurricane Katrina Insurance Recoveries	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Hurricane Katrina Insurance Recoveries

14. HURRICANE KATRINA INSURANCE RECOVERIES

Through Northrop Grumman, the company is pursuing legal action against an insurance provider, FM Global, arising out of a disagreement concerning the coverage of certain losses related to Hurricane Katrina (see Note 13). Legal action commenced against FM Global on November 4, 2005, which is now pending in the U.S. District Court for the Central District of California, Western Division. In August 2007, the District Court issued an order finding that the excess insurance policy provided coverage for the company's Katrina-related loss. FM Global appealed the District Court's order and on August 14, 2008, the U.S. Court of Appeals for the Ninth Circuit reversed the earlier summary judgment order in favor of Northrop Grumman's interest, holding that the FM Global excess policy unambiguously excludes damage from the storm surge caused by Hurricane Katrina under its "Flood" exclusion. The Ninth Circuit remanded the case to the District Court to determine whether the California efficient proximate cause doctrine affords the company coverage under the policy even if the Flood exclusion of the policy is unambiguous. On April 2, 2009, the Ninth Circuit denied Northrop Grumman's Petition for Rehearing and remanded the case to the District Court. On June 10, 2009, Northrop Grumman filed a motion seeking leave of court to file a complaint adding Aon Risk Services, Inc. of Southern California (Aon) as a defendant. On July 1, 2009, FM Global filed a motion for partial summary judgment seeking a determination that the California efficient proximate cause doctrine is not applicable or that it affords no coverage under the policy. On August 26, 2010, the District Court denied Northrop Grumman's motion to add Aon as a defendant to the case pending in the district court, finding that Northrop Grumman has a viable option to bring suit against Aon in state court. Also on August 26, 2010, the District Court granted FM Global's motion for summary judgment based upon California's doctrine of efficient proximate cause, and denied FM Global's motion for summary judgment based upon breach of contract, finding that triable issues of fact remained as to whether and to what extent the company sustained wind damage apart from the storm surge. On September 29, 2011, the District Court granted FM Global's motion for summary judgment to dismiss Northrop Grumman's claims for bad faith damages and for reformation holding in part that FM Global's position that no coverage existed for certain damages was not unreasonable and, thus, not in bad faith. The company intends to continue to pursue the breach of contract action against FM Global. On January 27, 2011, Northrop Grumman filed suit against Aon in the Los Angeles Superior Court seeking damages for professional negligence, breach of contract and negligent misrepresentation as well as for declaratory relief. Based on the current status of the litigation, no assurances can be made as to the ultimate outcome of this matter. However, if the company by and through Northrop Grumman is successful in its claim, the potential impact to its consolidated financial position, results of operations, or cash flows would be favorable.

During 2008, notification from Munich Re, the only remaining insurer within the primary layer of insurance coverage with which a resolution has not been reached, was received noting that it would pursue arbitration proceedings against Northrop Grumman Risk Management Inc. (NGRMI) related to approximately $19 million owed by Munich Re to NGRMI, a wholly owned subsidiary of Northrop Grumman, for certain losses related to Hurricane Katrina. An arbitration process was later invoked by Munich Re in the United Kingdom under the reinsurance contract. Northrop Grumman was subsequently notified that Munich Re was seeking reimbursement of approximately $44 million of funds previously advanced to NGRMI for payment of claim losses of which Munich Re provided reinsurance protection to NGRMI pursuant to an executed reinsurance contract, and $6 million of adjustment expenses. On November 11, 2011, Munich Re and NGRMI reached an agreement pursuant to which Munich Re agreed to withdraw and renounce with prejudice its reimbursement claim, to pay NGRMI the remaining $19 million remaining of Munich Re's limit under its reinsurance policy, and to resolve and close the arbitration process.

16.	HURRICANE KATRINA INSURANCE RECOVERIES

The company is pursuing legal action against an insurance provider, FM Global, arising out of a disagreement concerning the coverage of certain losses related to Katrina (see Note 15). Legal action commenced against FM Global on November 4, 2005, which is now pending in the U.S. District Court for the Central District of California, Western Division. In August 2007, the District Court issued an order finding that the excess insurance policy provided coverage for the company's Katrina-related loss. FM Global appealed the District Court's order and on August 14, 2008, the U.S. Court of Appeals for the Ninth Circuit reversed the earlier summary judgment order in favor of the Northrop Grumman's interest, holding that the FM Global excess policy unambiguously excludes damage from the storm surge caused by Katrina under its "Flood" exclusion. The Ninth Circuit remanded the case to the District Court to determine whether the California efficient proximate cause doctrine affords Northrop Grumman coverage under the policy even if the Flood exclusion of the policy is unambiguous. On April 2, 2009, the Ninth Circuit denied Northrop Grumman's Petition for Rehearing and remanded the case to the District Court. On June 10, 2009, Northrop Grumman filed a motion seeking leave of court to file a complaint adding Aon Risk Services, Inc. of Southern California (Aon) as a defendant. On July 1, 2009, FM Global filed a motion for partial summary judgment seeking a determination that the California efficient proximate cause doctrine is not applicable or that it affords no coverage under the policy. On August 26, 2010, the District Court denied Northrop Grumman's motion to add Aon as a defendant to the case pending in the District Court, finding that Northrop Grumman has a viable option to bring suit against Aon in state court. Also on August 26, the District Court granted FM Global's motion for summary judgment based upon California's doctrine of efficient proximate cause, and denied FM Global's motion for summary judgment based upon breach of contract, finding that triable issues of fact remained as to whether and to what extent the company sustained wind damage apart from the storm surge. Northrop Grumman believes that it is entitled to full reimbursement of its covered losses under the excess policy. The District Court has scheduled trial on the merits for April 3, 2012. On January 27, 2011, Northrop Grumman filed an action against Aon Insurance Services West, Inc., formerly known as Aon Risk Services, Inc. of Southern California, in Superior Court in California alleging breach of contract, professional negligence, and negligent misrepresentation. Based on the current status of the litigation, no assurances can be made as to the ultimate outcome of these matters. However, if either of the claims are successful, the potential effect to the company's consolidated financial position, results of operations, or cash flows would be favorable.

During 2008, notification from Munich Re, the only remaining insurer within the primary layer of insurance coverage with which a resolution has not been reached, was received noting that it will pursue arbitration proceedings against Northrop Grumman related to approximately $19 million owed by Munich Re to Northrop Grumman Risk Management Inc. (NGRMI), a wholly owned subsidiary of Northrop Grumman, for certain losses related to Katrina. An arbitration was later invoked by Munich Re in the United Kingdom under the reinsurance contract. Northrop Grumman was subsequently notified that Munich Re is seeking reimbursement of approximately $44 million of funds previously advanced to NGRMI for payment of claim losses of which Munich Re provided reinsurance protection to NGRMI pursuant to an executed reinsurance contract, and $6 million of adjustment expenses. The arbitral panel has set a hearing for November 14, 2011. Northrop Grumman and the company believe that NGRMI is entitled to full reimbursement of its covered losses under the reinsurance contract and has substantive defenses to the claim of Munich Re for return of the funds paid to date. If the matters are resolved in NGRMI's favor, then it would be entitled to the remaining $19 million owed for covered losses and it would have no further obligations to Munich Re. Payments to be made to NGRMI in connection with this matter would be for the benefit of the company and reimbursements to be made to Munich Re would be made by the company, if any.